Segment information - Schedule of Operating Results per Geographic Segment (Details) € in Millions		12 Months Ended
	May 10, 2021 EUR (€)	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | segment		2
Revenue		€ 13,763	€ 10,606	€ 12,017
Comparable operating profit		1,772	1,194
Items impacting comparability		(256)	(381)
Operating profit		1,516	813	1,548
Total finance costs, net		(129)	(111)	(96)
Non-operating items		(5)	(7)	2
Profit before taxes		1,382	695	1,454
Restructuring charges including accelerated depreciation		153	368	130
Acquisition related costs		53	14	0
Coca-Cola Amatil Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on remeasuring to fair value before business combination	€ 48
Coca-Cola Amatil Limited | Administrative expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Acquisition related costs		49
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		11,584	10,606	€ 12,017
Comparable operating profit		1,500	1,194
Depreciation and amortisation expense		564	606
API
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,179	0
Comparable operating profit		272	€ 0
Depreciation and amortisation expense		162
API | Coca-Cola Amatil Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue of acquired entity as if acquisition occurred at beginning of period		3,235
Operating profit (comparable) of acquired entity as if acquisition occurred at beginning of period		€ 386